Business Combinations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Business Combinations
30.  Business Combinations
The acquisitions completed during the year ended 31 December 2021 by reportable segment, together with the completion dates, are detailed below; these transactions entailed the acquisition of an effective 100% stake except where indicated to the contrary:
Americas Materials:
Colorado:
Asphalt Paving Company (8 July);
Florida:
Extreme Concrete Services, Inc. and JODH, Inc. (30 April);
Michigan:
RSmith & Sons Trucking, Inc. (15 September);
Mississippi:
The Blain Companies (2 December);
Ohio
:
Central Allied Enterprises (19 February);
Tennessee:
Patty Construction, Inc. and Greenback Asphalt Co., Inc. (10 September);
Texas:
Century Asphalt, Inc. and Angel Brothers Enterprises (30 July); and
Utah:
Towers Sand & Gravel (10 June).
Europe Materials:
France:
certain assets of Holcim (1 August);
Poland:
certain assets in Northern Poland (30 December);
Romania:
certain assets of Top Aggregate (9 August); and
Slovakia:
certain assets of TBG Slovensko, a.s. (1 April).
Building Products:
Americas
Arizona:
Pebble Technology, Inc. (2 November);
California:
Piranha Pipe & Concrete (12 August);
Minnesota:
Hancock Concrete Products, LLC (12 March);
New Jersey:
EP Henry Corporation (21 June) and South Jersey Agricultural Products, Inc. (29 December);
New York:
National Pipe & Plastics, Inc. (30 September); and
Pennsylvania:
Graham Architectural Products Company (22 February).
Europe
Belgium:
Schelde-Handel NV and PAS NV (5 July).
The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	2021 $m	2020 $m	2019 $m
ASSETS

Non-current assets

Property, plant and equipment	609	134	358

Intangible assets	131	31	103

Total non-current assets	740	165	461

Current assets

Inventories	157	23	65

Trade and other receivables (i)	191	47	73

Cash and cash equivalents	7	-	11

Total current assets	355	70	149

LIABILITIES

Trade and other payables	(143)	(21)	(82)

Provisions for liabilities	(1)	-	(7)

Retirement benefit obligations	-	-	(1)

Lease liabilities	(88)	(12)	(71)

Interest-bearing loans and borrowings	(3)	-	(10)

Current income tax liabilities	-	(1)	10

Deferred income tax liabilities	(37)	-	-

Total liabilities	(272)	(34)	(161)

Total identifiable net assets at fair value	823	201	449

Goodwill arising on acquisition (ii)	679	157	310

Non-controlling interests*	-	-	(1)

Total consideration	1,502	358	758

Consideration satisfied by:

Cash payments	1,501	351	738

Deferred consideration (stated at net present cost)	-	4	12

Contingent consideration	1	3	8

Total consideration	1,502	358	758

Net cash outflow arising on acquisition

Cash consideration	1,501	351	738

Less: cash and cash equivalents acquired	(7)	-	(11)

Total outflow in the Consolidated Statement of Cash Flows	1,494	351	727
Notes (i) to (ii) are set out overleaf.

* Non-controlling interests are measured at the proportionate share of net assets.
The acquisition balance sheet presented on the previous page reflects the identifiable net assets acquired in respect of acquisitions completed during 2021, together with adjustments to provisional fair values in respect of acquisitions completed during 2020. The measurement period for a number of acquisitions completed in 2020, closed in 2021 with no material adjustments identified.
CRH performs a detailed quantitative and qualitative assessment of each acquisition in order to determine whether it is material for the purposes of separate disclosure under IFRS 3
Business Combinations
. None of the acquisitions completed during the year were considered sufficiently material to warrant separate disclosure of the attributable fair values. The initial assignment of the fair values to identifiable assets acquired and liabilities assumed as disclosed are provisional (principally in respect of property, plant and equipment) in respect of certain acquisitions due to timing of close. The fair value assigned to identifiable assets and liabilities acquired is based on estimates and assumptions made by management at the time of acquisition. CRH may revise its purchase price allocation during the subsequent reporting window as permitted under IFRS 3.

(i)
The gross contractual value of trade and other receivables as at the respective dates of acquisition amounted to $192 million (2020: $47 million; 2019: $74 million). The fair value of these receivables is $191 million (all of which is expected to be recoverable) (2020: $47 million; 2019: $73 million).

(ii)
The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. Due to the asset-intensive nature of operations in the Americas Materials and Europe Materials business segments, no significant separately identifiable intangible assets are recognised on business combinations in these segments. $284 million of the goodwill recognised in respect of acquisitions completed in 2021 is expected to be deductible for tax purposes (2020: $148 million; 2019: $184 million).

Acquisition-related costs for continuing operations, which exclude post-acquisition integration costs, amounting to $14 million (2020: $6 million; 2019: $7 million) have been included in operating costs in the Consolidated Income Statement (note 4).
The following table analyses the 20 acquisitions completed in 2021 (2020: 17 acquisitions; 2019: 58 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

Reportable segments	Number of acquisitions			Goodwill			Consideration
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Continuing operations				$m	$m	$m	$m	$m	$m
Americas Materials	8	7	27	239	53	35	694	163	182
Europe Materials	4	4	15	1	-	4	17	7	71
Building Products	8	6	15	434	90	253	790	182	501
Total Group from continuing operations	20	17	57	674	143	292	1,501	352	754

Discontinued operations
Europe Distribution	-	-	1	-	-	-	-	-	4
Total Group	20	17	58	674	143	292	1,501	352	758
Adjustments to provisional fair values of prior year acquisitions				5	14	18	1	6	-
Total				679	157	310	1,502	358	758
The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	2021	2020	2019
Continuing operations	$m	$m	$m
Revenue	568	103	228
Profit before tax for the financial year	51	9	2
The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2021 acquisitions $m	CRH Group excluding 2021 acquisitions $m	Consolidated Group including acquisitions $m
Revenue	1,397	30,413	31,810
Profit before tax for the financial year	94	3,291	3,385
There have been no acquisitions completed subsequent to the balance sheet date which would be individually material to the Group, thereby requiring disclosure under either IFRS 3 or IAS 10
Events after the Balance Sheet Date
. Development updates, giving details of acquisitions which do not require separate disclosure on the grounds of materiality, are published periodically.